UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3255

                             Total Return Portfolio
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

          Date of reporting period: January 1, 2004 - December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE. Total Return Portfolio generated positive, competitive returns for the 12-month period ended December 31, 2004. Once again, security selection was the key driver of the competitive returns provided by our equity holdings. While it is our current intent to remain fully invested and employ a sector-neutral posture versus the benchmark, the S&P 500 Index, we make adjustments from time to time in our sector weightings relative to the benchmark, and we have latitude in terms of the individual securities we buy. As a result, we enjoyed positive variance, or outperformance, in seven of the 10 sectors (within the benchmark) in which we invest. While we strived for positive variance in a greater majority of sectors, we compensated by delivering substantial outperformance per each of these seven sector exposures.

      For example, we greatly benefited from our security selection within the utilities sector, While utilities were up nearly 25% in the Index, the Portfolio's utilities holdings returned closer to 55%. Our best utility-company stock continued to be a Texas-based retail electric provider, which enjoyed enviable performance this year due to the company's successful restructuring efforts. Our emphasized exposure to this outperformer generated a return of over 100% for the Portfolio.

      The next most successful sector exposure for the Portfolio's equity portion was in healthcare sector. The fact that we maintained a limited exposure to this mildly lagging segment of the market helped, as well as our deliberate decision to avoid specific stocks, such as a major pharmaceuticals company, which was down over 20% for the year, substantially added to performance relative to the S&P 500 Index. On the other hand, we enjoyed good performance from a few select holdings among prescription drug distributors and suppliers. Our decision to emphasize our exposure to a pharmaceutical distributor, for example, significantly added to performance, as this stock posted excellent returns this year due to strength in its core pharmaceutical distribution business.

      Detracting from the equity portion of the Portfolio's returns was our exposure to industrial company stocks. The sector was up over 18% in the Index, but our holdings in industrials were up roughly 16%. This was due in part to our decision to limit our exposure to these stocks, as well as our individual security selection, wherein we missed some of the sector's top performers.

      Active management of the Portfolio's fixed-income component--which also outshone its respective benchmark-- also added to returns. Our decision to substantially emphasize non-Treasury debt relative to the benchmark boosted Portfolio performance. For one, not only did mortgage securities do well this year but also our continued emphasis on higher-coupon mortgages, which outperformed their lower-coupon counterparts, further added to returns. Second, our individual security selection among the credit sectors, such as corporate bonds, also supported returns. Here, we emphasized lower-quality investment-grade credits (BBB-rated), which outperformed the higher-rated segments of the market quite significantly. Finally, our tactical allocation to high-yield bonds also added to returns, since the high-yield sector has continued to fare well even after stellar performance in 2003.

COMPARING THE PORTFOLIO'S PERFORMANCE TO THE MARKET. The graph that follows shows the performance of a hypothetical $10,000 investment in the Portfolio held until December 31, 2004. Performance is measured over a ten fiscal-year period. Performance information does not reflect charges that apply to separate accounts investing in the Portfolio. If these charges were taken into account, performance would be lower. The graph assumes that all dividends and capital gains distributions were reinvested in additional shares.

      The Portfolio's performance is compared to the performance of the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market and to the Merrill Lynch Corporate and Government Master Index, a broad-based index of debt securities. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graph shows the effect of taxes. The Portfolio's performance reflects the effects of the Portfolio's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Portfolio's performance, it must be noted that the Portfolio's investments are not limited to the investments in the indices.


            4 | TOTAL RETURN PORTFOLIO

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Panorama Series Fund, Inc. -- Total Return Portfolio
S&P 500 Index
Merrill Lynch Corporate and Government Master Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                    Panorama Series Fund, Inc. --        S&P 500           Merrill Lynch Corporate
                       Total Return Portfolio             Index          and Government Master Index
 12/31/1994                 10,000                        10,000                   10,000
 03/31/1995                 10,662                        10,973                   10,488
 06/30/1995                 11,391                        12,019                   11,166
 09/30/1995                 11,932                        12,973                   11,372
 12/31/1995                 12,466                        13,753                   11,898
 03/31/1996                 12,680                        14,491                   11,636
 06/30/1996                 12,796                        15,141                   11,685
 09/30/1996                 13,084                        15,609                   11,887
 12/31/1996                 13,731                        16,909                   12,252
 03/31/1997                 13,703                        17,363                   12,156
 06/30/1997                 15,008                        20,392                   12,594
 09/30/1997                 16,232                        21,919                   13,036
 12/31/1997                 16,313                        22,548                   13,450
 03/31/1998                 17,238                        25,691                   13,664
 06/30/1998                 17,238                        26,544                   14,020
 09/30/1998                 16,102                        23,910                   14,698
 12/31/1998                 18,091                        28,997                   14,732
 03/31/1999                 17,813                        30,441                   14,555
 06/30/1999                 18,322                        32,583                   14,400
 09/30/1999                 17,100                        30,554                   14,481
 12/31/1999                 17,813                        35,096                   14,429
 03/31/2000                 17,964                        35,900                   14,825
 06/30/2000                 18,084                        34,946                   15,024
 09/30/2000                 18,084                        34,608                   15,454
 12/31/2000                 17,366                        31,902                   16,153
 03/31/2001                 16,035                        28,122                   16,658
 06/30/2001                 16,787                        29,767                   16,690
 09/30/2001                 15,158                        25,399                   17,527
 12/31/2001                 16,160                        28,113                   17,514
 03/31/2002                 16,022                        28,191                   17,408
 06/30/2002                 14,730                        24,416                   18,062
 09/30/2002                 13,050                        20,200                   19,124
 12/31/2002                 13,825                        21,902                   19,431
 03/31/2003                 13,528                        21,212                   19,738
 06/30/2003                 15,001                        24,476                   20,407
 09/30/2003                 15,403                        25,124                   20,311
 12/31/2003                 16,742                        28,181                   20,313
 03/31/2004                 17,233                        28,658                   20,927
 06/30/2004                 17,233                        29,151                   20,280
 09/30/2004                 17,233                        28,606                   20,988
 12/31/2004                 18,327                        31,245                   21,156

AVERAGE ANNUAL TOTAL RETURNS OF THE PORTFOLIO AT 12/31/04
1-Year  9.47%    5-Year 0.57%   10-Year 6.24%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, CALL US AT 1.800.981.2871. THE PORTFOLIO'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES. THE PORTFOLIO'S TOTAL RETURNS DO NOT INCLUDE THE CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT PRODUCTS THAT OFFER THIS PORTFOLIO. SUCH PERFORMANCE WOULD HAVE BEEN LOWER IF SUCH CHARGES WERE TAKEN INTO ACCOUNT.


            5 | TOTAL RETURN PORTFOLIO

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Portfolio, you incur two types of costs:
(1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Portfolio. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------
                 BEGINNING     ENDING         EXPENSES
                 ACCOUNT       ACCOUNT        PAID DURING
                 VALUE         VALUE          6 MONTHS ENDED
                 (7/1/04)      (12/31/04)     DECEMBER 31, 2004
---------------------------------------------------------------
Actual           $1,000.00     $1,063.50      $3.43
---------------------------------------------------------------
Hypothetical      1,000.00      1,021.82       3.36

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended December 31, 2004 is as follows:

EXPENSE RATIO
-------------
    0.66%
--------------------------------------------------------------------------------


            6 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  December 31, 2004
--------------------------------------------------------------------------------

                                                                     VALUE
                                                   SHARES       SEE NOTE 1
---------------------------------------------------------------------------
COMMON STOCKS--61.5%
---------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.1%
---------------------------------------------------------------------------
AUTOMOBILES--1.0%
Ford Motor Co.                                    212,000   $    3,103,680
---------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.6%
Carnival Corp.                                     17,300          996,999
---------------------------------------------------------------------------
Yum! Brands, Inc.                                  15,200          717,136
                                                            ---------------
                                                                 1,714,135

---------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.1%
Centex Corp.                                       55,500        3,306,690
---------------------------------------------------------------------------
Leggett & Platt, Inc.                             129,000        3,667,470
---------------------------------------------------------------------------
Stanley Works (The)                                49,800        2,439,702
                                                            ---------------
                                                                 9,413,862

---------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.0%
Brunswick Corp.                                    58,000        2,871,000
---------------------------------------------------------------------------
MEDIA--1.7%
Dow Jones & Co., Inc.                               5,800          249,748
---------------------------------------------------------------------------
Gannett Co., Inc.                                   8,200          669,940
---------------------------------------------------------------------------
Meredith Corp.                                     17,100          926,820
---------------------------------------------------------------------------
Time Warner, Inc. 1                               109,600        2,130,624
---------------------------------------------------------------------------
Viacom, Inc., Cl. B                                21,200          771,468
---------------------------------------------------------------------------
Walt Disney Co. (The)                              15,900          442,020
                                                            ---------------
                                                                 5,190,620

---------------------------------------------------------------------------
MULTILINE RETAIL--0.4%
Nordstrom, Inc.                                    28,100        1,313,113
---------------------------------------------------------------------------
SPECIALTY RETAIL--1.1%
Limited Brands, Inc.                              136,700        3,146,834
---------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
Jones Apparel Group, Inc.                          19,100          698,487
---------------------------------------------------------------------------
CONSUMER STAPLES--5.1%
---------------------------------------------------------------------------
BEVERAGES--1.1%
Anheuser-Busch Cos., Inc.                          27,200        1,379,856
---------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                   39,000        1,054,560
---------------------------------------------------------------------------
PepsiCo, Inc.                                      17,700          923,940
                                                            ---------------
                                                                 3,358,356

---------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.3%
Safeway, Inc. 1                                    34,500          681,030
---------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              62,000        3,274,840
                                                            ---------------
                                                                 3,955,870

---------------------------------------------------------------------------
FOOD PRODUCTS--0.5%
Heinz (H.J.) Co.                                   24,000          935,760
---------------------------------------------------------------------------
Sara Lee Corp.                                     27,100          654,194
                                                            ---------------
                                                                 1,589,954


                                                                     VALUE
                                                   SHARES       SEE NOTE 1
---------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.4%
Procter & Gamble Co. (The)                         22,200   $    1,222,776
---------------------------------------------------------------------------
PERSONAL PRODUCTS--1.6%
Alberto-Culver Co., Cl. B                          18,000          874,260
---------------------------------------------------------------------------
Avon Products, Inc.                               102,500        3,966,750
                                                            ---------------
                                                                 4,841,010

---------------------------------------------------------------------------
TOBACCO--0.2%
Reynolds American, Inc.                             6,900          542,340
---------------------------------------------------------------------------
ENERGY--3.6%
---------------------------------------------------------------------------
OIL & GAS--3.6%
Apache Corp.                                       20,200        1,021,514
---------------------------------------------------------------------------
ChevronTexaco Corp.                                85,600        4,494,856
---------------------------------------------------------------------------
ConocoPhillips                                     45,200        3,924,716
---------------------------------------------------------------------------
Exxon Mobil Corp.                                  16,500          845,790
---------------------------------------------------------------------------
Marathon Oil Corp.                                 19,500          733,395
                                                            ---------------
                                                                11,020,271

---------------------------------------------------------------------------
FINANCIALS--17.2%
---------------------------------------------------------------------------
COMMERCIAL BANKS--6.7%
Bank of America Corp.                             153,200        7,198,868
---------------------------------------------------------------------------
National City Corp.                               100,700        3,781,285
---------------------------------------------------------------------------
Sovereign Bancorp, Inc.                           100,700        2,270,785
---------------------------------------------------------------------------
U.S. Bancorp                                      164,500        5,152,140
---------------------------------------------------------------------------
Wells Fargo & Co.                                  28,500        1,771,275
                                                            ---------------
                                                                20,174,353

---------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.7%
Citigroup, Inc.                                   141,500        6,817,470
---------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                     6,600          686,664
---------------------------------------------------------------------------
JPMorgan Chase & Co.                              136,900        5,340,469
---------------------------------------------------------------------------
MBNA Corp.                                        155,100        4,372,269
                                                            ---------------
                                                                17,216,872

---------------------------------------------------------------------------
INSURANCE--3.3%
ACE Ltd.                                           19,400          829,350
---------------------------------------------------------------------------
AMBAC Financial Group, Inc.                        31,800        2,611,734
---------------------------------------------------------------------------
American International Group, Inc.                 75,000        4,925,250
---------------------------------------------------------------------------
Chubb Corp.                                         3,100          238,390
---------------------------------------------------------------------------
Lincoln National Corp.                             13,900          648,852
--------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                24,600          911,922
                                                            ---------------
                                                                10,165,498

---------------------------------------------------------------------------
REAL ESTATE--0.2%
Equity Office Properties Trust                     21,900          637,728
---------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.3%
Fannie Mae                                         56,100        3,994,881


            7 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                     VALUE
                                                   SHARES       SEE NOTE 1
---------------------------------------------------------------------------
HEALTH CARE--6.2%
---------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.2%
Stryker Corp.                                      15,300   $      738,225
---------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.3%
AmerisourceBergen Corp.                            61,500        3,608,820
---------------------------------------------------------------------------
Caremark Rx, Inc. 1                               133,700        5,271,791
---------------------------------------------------------------------------
Express Scripts, Inc. 1                            59,600        4,555,824
---------------------------------------------------------------------------
McKesson Corp.                                     86,700        2,727,582
                                                            ---------------
                                                                16,164,017

---------------------------------------------------------------------------
PHARMACEUTICALS--0.7%
Johnson & Johnson                                  11,500          729,330
---------------------------------------------------------------------------
Schering-Plough Corp.                              59,300        1,238,184
                                                            ---------------
                                                                 1,967,514

---------------------------------------------------------------------------
INDUSTRIALS--5.2%
---------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.4%
Honeywell International, Inc.                     120,300        4,259,823
---------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.3%
United Parcel Service, Inc., Cl. B                  8,800          752,048
---------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
Avery-Dennison Corp.                               11,600          695,652
---------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.4%
3M Co.                                             40,900        3,356,663
---------------------------------------------------------------------------
General Electric Co.                               78,900        2,879,850
---------------------------------------------------------------------------
Tyco International Ltd.                            23,800          850,612
                                                            ---------------
                                                                 7,087,125

---------------------------------------------------------------------------
MACHINERY--0.7%
Illinois Tool Works, Inc.                          23,500        2,177,980
---------------------------------------------------------------------------
ROAD & RAIL--0.2%
Ryder Systems, Inc.                                13,800          659,226
---------------------------------------------------------------------------
INFORMATION TECHNOLOGY--7.5%
---------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.8%
Motorola, Inc.                                    131,800        2,266,960
---------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.8%
Dell, Inc. 1                                      123,900        5,221,146
---------------------------------------------------------------------------
Hewlett-Packard Co.                                72,900        1,528,713
---------------------------------------------------------------------------
International Business Machines Corp.               7,700          759,066
---------------------------------------------------------------------------
NCR Corp. 1                                        12,600          872,298
                                                            ---------------
                                                                 8,381,223

---------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.9%
Sanmina-SCI Corp. 1                               234,900        1,989,603
---------------------------------------------------------------------------
Solectron Corp. 1                                 160,600          855,998
                                                            ---------------
                                                                 2,845,601

---------------------------------------------------------------------------
IT SERVICES--0.4%
Affiliated Computer Services, Inc.,
Cl. A 1                                            11,600          698,204


                                                                     VALUE
                                                   SHARES       SEE NOTE 1
---------------------------------------------------------------------------
IT SERVICES Continued
Computer Sciences Corp. 1                           7,500   $      422,775
                                                            ---------------
                                                                 1,120,979

---------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.3%
Altera Corp. 1                                    143,200        2,964,240
---------------------------------------------------------------------------
Intel Corp.                                        43,300        1,012,787
                                                            ---------------
                                                                 3,977,027

---------------------------------------------------------------------------
SOFTWARE--1.3%
Microsoft Corp.                                   149,700        3,998,487
---------------------------------------------------------------------------
MATERIALS--1.8%
---------------------------------------------------------------------------
CHEMICALS--0.1%
Rohm & Haas Co.                                     7,900          349,417
---------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.9%
Ball Corp.                                         28,200        1,240,236
---------------------------------------------------------------------------
Pactiv Corp. 1                                     32,300          816,867
---------------------------------------------------------------------------
Temple-Inland, Inc.                                 9,900          677,160
                                                            ---------------
                                                                 2,734,263

---------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.8%
MeadWestvaco Corp.                                 67,500        2,287,575
---------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.9%
---------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.5%
Sprint Corp.                                      147,700        3,670,345
---------------------------------------------------------------------------
Verizon Communications, Inc.                      171,800        6,959,618
                                                            ---------------
                                                                10,629,963

---------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
AT&T Corp.                                         58,700        1,118,822
---------------------------------------------------------------------------
UTILITIES--1.9%
---------------------------------------------------------------------------
ELECTRIC UTILITIES--1.9%
Constellation Energy Group, Inc.                   28,200        1,232,622
---------------------------------------------------------------------------
Edison International, Inc.                         72,200        2,312,566
---------------------------------------------------------------------------
TXU Corp.                                          36,700        2,369,352
                                                            ---------------
                                                                 5,914,540
                                                            ---------------
Total Common Stocks (Cost $169,720,552)                        186,298,107

                                                PRINCIPAL
                                                   AMOUNT
---------------------------------------------------------------------------
ASSET-BACKED SECURITIES--5.8%
---------------------------------------------------------------------------
Bank One Auto Securitization Trust,
Automobile Receivable Certificates,
Series 2003-1, Cl. A2, 1.29%, 8/21/06       $     195,473          195,125
---------------------------------------------------------------------------
Capital Auto Receivables Asset Trust,
Automobile Mtg.-Backed Nts., Series
2004-2, Cl. A3, 3.58%, 1/15/09                    530,000          529,338
---------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home
Equity Loan Asset-Backed Certificates:
Series 2003-C, Cl. AF1, 2.14%, 7/25/18             57,692           57,628
Series 2004-A, Cl. AF1, 2.03%, 6/25/19            153,358          152,768
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 2          265,105          264,245


            8 | TOTAL RETURN PORTFOLIO

                                                PRINCIPAL            VALUE
                                                   AMOUNT       SEE NOTE 1
---------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
---------------------------------------------------------------------------
Chase Funding Mortgage Loan
Asset-Backed Certificates, Home Equity
Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23      $      86,084   $       86,090
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23            256,642          256,509
Series 2003-4, Cl. 1A1, 2.538%, 9/25/17 3          53,227           53,255
Series 2003-4, Cl. 1A2, 2.138%, 7/25/18           200,000          199,328
Series 2004-1, Cl. 2A1, 2.528%, 9/25/21 3         439,573          439,856
---------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust,
Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08             135,291          136,138
Series 2003-B, Cl. A2, 1.28%, 3/15/06              56,741           56,710
---------------------------------------------------------------------------
CIT Equipment Collateral, Equipment
Receivable-Backed Nts., Series
2004-DFS, Cl. A2, 2.66%, 11/20/06 2               420,000          418,212
---------------------------------------------------------------------------
Citibank Credit Card Issuance Trust,
Credit Card Receivable Nts., Series
2002-A3, Cl. A3, 4.40%, 5/15/07                   520,000          523,592
---------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc.,
Home Equity Collateralized Mtg.
Obligations:
Series 2003-2, Cl. AF1, 2.518%,
5/25/33 3                                          31,736           31,756
Series 2003-3, Cl. AF1, 2.538%,
8/25/33 3                                         132,229          132,318
---------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.,
Home Equity Mtg. Obligations,
Series 2004-OPT1, Cl. A1B, 2.388%,
9/1/34 2                                          474,435          473,841
---------------------------------------------------------------------------
Countrywide Asset-Backed
Certificates, Inc., Home Equity
Asset-Backed Certificates, Series
2002-4, Cl. A1, 2.788%, 2/25/33 3                 106,720          107,323
---------------------------------------------------------------------------
DaimlerChrysler Auto Trust,
Automobile Loan Pass-Through
Certificates:
Series 2003-A, Cl. A2, 1.52%, 12/8/05             165,546          165,529
Series 2003-B, Cl. A2, 1.61%, 7/10/06             746,410          745,156
Series 2004-B, Cl. A2, 2.48%, 2/8/07 2            250,000          249,400
Series 2004-C, Cl. A2, 2.62%, 6/8/07              750,000          747,698
---------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates, Series 2004-A, Cl. A2,
2.13%, 10/15/06                                 1,160,000        1,155,483
---------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust,
Motorcycle Receivable Nts., Series
2003-3, Cl. A1, 1.50%, 1/15/08                    354,735          353,482
---------------------------------------------------------------------------
Honda Auto Receivables Owner
Trust, Automobile Receivable
Obligations:
Series 2003-3, Cl. A2, 1.52%, 4/21/06             395,287          394,625
Series 2003-4, Cl. A2, 1.58%, 7/17/06             612,400          611,034


                                                PRINCIPAL            VALUE
                                                   AMOUNT       SEE NOTE 1
---------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
---------------------------------------------------------------------------
Household Automotive Trust,
Automobile Loan Certificates,
Series 2003-2, Cl. A2, 1.56%,
12/18/06                                    $     255,010   $      254,507
---------------------------------------------------------------------------
Litigation Settlement Monetized
Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31 2        1,389,439        1,435,429
---------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile
Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07            270,086          270,048
Series 2003-1, Cl. A2, 1.60%, 7/20/06             413,693          413,096
---------------------------------------------------------------------------
National City Auto Receivables Trust,
Automobile Receivable Obligations,
Series 2004-A, Cl. A2, 1.50%, 2/15/07             423,288          421,798
---------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile
Lease Obligations, Series 2003-A,
Cl. A2, 1.69%, 12/15/05                            41,671           41,671
---------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust,
Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06            107,335          107,876
Series 2004-A, Cl. A2, 1.40%, 7/17/06             491,162          489,188
---------------------------------------------------------------------------
Option One Mortgage Loan Trust,
Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 2.568%,
11/25/34 2,3                                      255,980          256,145
---------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through
Trust, Home Equity Pass-Through
Certificates, Series 2004-5, Cl. A F2,
3.735%, 11/10/34 2                                140,000          139,534
---------------------------------------------------------------------------
Toyota Auto Receivables Owner
Trust, Automobile Mtg.-Backed
Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06              35,557           35,608
Series 2003-B, Cl. A2, 1.43%, 2/15/06             150,368          150,276
---------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile
Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06            112,896          112,892
Series 2004-1, Cl. A2, 1.43%, 9/15/06           1,132,396        1,128,791
Series 2004-2, Cl. A2, 2.41%, 2/15/07             520,000          518,357
Series 2004-3, Cl. A2, 2.79%, 6/15/07             360,000          359,290
---------------------------------------------------------------------------
Volkswagen Auto Lease Trust,
Automobile Lease Asset-Backed
Securities, Series 2004-A, Cl. A2,
2.47%, 1/22/07                                    490,000          487,761
---------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced
Trust, Automobile Loan Receivable
Certificates:
Series 2003-1, Cl. A2, 1.11%, 12/20/05             22,805           22,798
Series 2003-2, Cl. A2, 1.55%, 6/20/06             335,564          334,912
---------------------------------------------------------------------------
Wachovia Auto Owner Trust,
Automobile Receivable Nts.,
Series 2004-B, Cl. A2, 2.40%, 5/21/07             360,000          358,518


            9 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                PRINCIPAL            VALUE
                                                   AMOUNT       SEE NOTE 1
---------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
---------------------------------------------------------------------------
Wells Fargo Home Equity Trust,
Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%,
9/25/18                                     $     751,451   $      747,978
---------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile
Loan Receivable Certificates:
Series 2003-1, Cl. A2A, 1.40%, 4/15/06            348,983          348,329
Series 2004-1, Cl. A2A, 2.59%, 5/15/07            450,000          448,344
                                                            ---------------
Total Asset-Backed Securities (Cost $17,423,515)                17,419,585

---------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--26.1%
---------------------------------------------------------------------------
Banc of America Commercial
Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series
2004-6, Cl. A3, 4.512%, 12/10/42                  410,000          410,000
---------------------------------------------------------------------------
Bank of America Mortgage Securities,
Inc., Collateralized Mtg. Obligations
Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32            822,543          840,352
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32            608,101          631,855
Series 2004-E, Cl. 2A9, 3.712%,
6/25/34                                           448,042          448,324
Series 2004-G, Cl. 2A1, 2.469%,
8/25/34                                           308,671          308,063
---------------------------------------------------------------------------
CIT Equipment Collateral, Equipment
Receivable-Backed Nts., Series 2003-EF1,
Cl. A2, 1.49%, 12/20/05                            35,095           35,102
---------------------------------------------------------------------------
Countrywide Alternative Loan Trust,
Collateralized Mtg. Obligations, Series
2004-J9, Cl. 1A1, 2.598%, 10/25/34 3              551,947          552,582
---------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5%, 1/1/35 4                                    6,445,000        6,400,691
5.50%, 1/1/35 4                                 4,169,000        4,235,446
6.50%, 7/1/28-4/1/34                              340,790          358,246
7%, 3/1/31-11/1/34                              4,105,757        4,353,912
7%, 4/1/32-1/1/35 4                               909,000          962,972
8%, 4/1/16                                        314,881          334,344
9%, 8/1/22-5/1/25                                  91,237          101,641
---------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through
Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                143,578          144,721
Series 2055, Cl. ZM, 6.50%, 5/15/28               356,290          370,567
Series 2080, Cl. Z, 6.50%, 8/15/28                227,788          234,885
Series 2387, Cl. PD, 6%, 4/15/30                  467,983          485,092
Series 2498, Cl. PC, 5.50%, 10/15/14               64,966           65,523
Series 2500, Cl. FD, 2.903%, 3/15/32 3            130,866          131,380
Series 2526, Cl. FE, 2.803%, 6/15/29 3            168,556          169,162
Series 2551, Cl. FD, 2.803%, 1/15/33 3            134,789          135,713
Series 2551, Cl. TA, 4.50%, 2/15/18                57,636           57,599


                                                PRINCIPAL            VALUE
                                                   AMOUNT       SEE NOTE 1
---------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
---------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. IO, (0.21)%, 6/1/26 5       $     252,311   $       47,108
Series 183, Cl. IO, (1.41)%, 4/1/27 5             406,601           78,830
Series 184, Cl. IO, 1.83%, 12/1/26 5              410,788           76,386
Series 192, Cl. IO, 3.27%, 2/1/28 5               105,059           19,524
Series 200, Cl. IO, 2.89%, 1/1/29 5               128,451           24,626
Series 2130, Cl. SC, 12.38%, 3/15/29 5            298,292           31,161
Series 2796, Cl. SD, 19.10%, 7/15/26 5            424,458           42,905
---------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176,
Cl. PO, 6.97%, 6/1/26 6                           103,300           90,123
---------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 1/1/20 4                                 2,828,000        2,819,163
5%, 1/1/20-1/1/35 4                             7,099,000        7,092,278
5.50%, 3/1/33-1/1/34                            3,031,730        3,081,434
5.50%, 1/1/35 4                                 6,158,000        6,252,291
6%, 8/1/24                                      1,945,596        2,024,994
6%, 1/1/35 4                                    4,906,000        5,073,108
6.50%, 4/1/24-10/1/30                             603,088          634,179
6.50%, 1/1/35 4                                 7,995,000        8,384,756
7%, 2/25/22-8/1/34                              4,305,361        4,535,237
7%, 8/1/28-6/1/32 4                             1,871,677        1,986,492
7.50%, 5/1/07-12/1/08                             103,275          108,049
8%, 3/1/17-6/1/17                                  32,336           35,242
8.50%, 7/1/32                                      31,434           34,149
---------------------------------------------------------------------------
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Trust 2002-T1, Cl. A2, 7%, 11/25/31               653,932          693,370
---------------------------------------------------------------------------
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23              603,057          633,238
Trust 1998-63, Cl. PG, 6%, 3/25/27                128,000          128,610
Trust 2001-50, Cl. NE, 6%, 8/25/30                245,513          248,905
Trust 2001-70, Cl. LR, 6%, 9/25/30                247,386          252,237
Trust 2001-72, Cl. NH, 6%, 4/25/30                196,100          200,547
Trust 2001-74, Cl. PD, 6%, 5/25/30                 82,196           83,311
Trust 2002-50, Cl. PD, 6%, 9/25/27                135,154          135,244
Trust 2002-77, Cl. WF, 2.81%,
12/18/32 3                                        215,956          217,232
Trust 2002-94, Cl. MA, 4.50%,
8/25/09                                           379,080          379,910
Trust 2003-81, Cl. PA, 5%, 2/25/12                123,425          123,879
Trust 2004-101, Cl. BG, 5%, 1/25/20               452,000          455,955
---------------------------------------------------------------------------
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 319, Cl. 2, (3.08)%, 2/1/32 5               201,591           38,748
Trust 2002-47, Cl. NS, 9.28%, 4/25/32 5           547,910           57,427
Trust 2002-51, Cl. S, 9.56%, 8/25/32 5            503,114           52,785


            10 | TOTAL RETURN PORTFOLIO

                                                PRINCIPAL            VALUE
                                                   AMOUNT       SEE NOTE 1
---------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS  Continued
---------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 222, Cl. 2, (2.29)%, 6/1/23 5         $     790,698   $      147,319
Trust 240, Cl. 2, (1.13)%, 9/1/23 5               894,036          170,261
Trust 252, Cl. 2, (3.44)%, 11/1/23 5              620,633          121,916
Trust 254, Cl. 2, (0.11)%, 1/1/24 5               312,702           64,617
Trust 273, Cl. 2, 0.09%, 7/1/26 5                 183,186           33,846
Trust 321, Cl. 2, (8.78)%, 3/1/32 5             2,284,022          453,893
Trust 333, Cl. 2, 1.60%, 3/1/33 5               1,321,951          285,900
Trust 334, Cl. 17, (16.18)%, 2/1/33 5             372,268           74,630
Trust 1993-223, Cl. PM, 0.73%,
10/25/23 5                                        362,450           37,700
Trust 2001-81, Cl. S, 13.68%, 1/25/32 5           237,430           28,958
Trust 2002-52, Cl. SD, 8.85%, 9/25/32 5           646,401           66,835
Trust 2002-77, Cl. SH, 21.15%,
12/18/32 5                                        283,634           28,723
Trust 2004-54, Cl. DS, 20.40%,
11/25/30 5                                        508,440           46,334
---------------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 9.71%,
9/25/23 6                                         228,962          198,286
---------------------------------------------------------------------------
First Union National Bank/Lehman
Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates,
Series 1998-C2, Cl. A2, 6.56%, 11/18/35           340,000          365,759
---------------------------------------------------------------------------
GE Capital Commercial Mortgage
Corp., Commercial Mtg. Obligations,
Series 2004-C3, Cl. A2, 4.433%, 7/10/39           320,000          324,250
---------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. A3,
6.869%, 7/15/29                                   261,670          276,996
---------------------------------------------------------------------------
GS Mortgage Securities Corp. II,
Commercial Mtg. Pass-Through
Certificates:
Series 2004-C1, Cl. A1, 3.659%,
10/10/28                                          297,939          294,700
Series 2004-GG2, Cl. A3, 4.602%,
8/10/38                                           200,000          204,057
---------------------------------------------------------------------------
GSR Mortgage Loan Trust,
Collateralized Mtg. Obligations,
Series 04-12, Cl. 3A1, 4.593%,
12/25/34 2,3                                      850,791          851,962
---------------------------------------------------------------------------
General Motors Acceptance Corp.
Commercial Mtg. Securities, Inc.,
Commercial Mtg. Obligations,
Series 2004-C3, Cl. A4, 4.547%,
12/10/41                                          260,000          260,684
---------------------------------------------------------------------------
Government National Mortgage Assn.:
7%, 11/15/08-1/15/24                              257,724          273,775
7.50%, 1/15/09-6/15/24                            482,837          517,232
8%, 5/15/17                                       114,290          125,163
8.50%, 8/15/17-12/15/17                           112,301          123,705

                                                PRINCIPAL            VALUE
                                                   AMOUNT       SEE NOTE 1
---------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS  Continued
---------------------------------------------------------------------------
Government National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 2001-21, Cl. SB, 14.94%,
1/16/27 5                                   $     473,833   $       45,318
Series 2002-15, Cl. SM, 9.39%,
2/16/32 5                                         532,302           51,321
Series 2002-76, Cl. SY, 9.35%,
12/16/26 5                                      1,061,387          108,270
Series 2004-11, Cl. SM, 10.64%,
1/17/30 5                                         422,200           37,963
---------------------------------------------------------------------------
Mastr Alternative Loan Trust,
Pass-Through Collateralized Mtg.
Obligations, Series 2004-6, Cl. 10A1,
6%, 7/25/34                                       820,483          847,225
---------------------------------------------------------------------------
Mastr Asset Securitization Trust,
Pass-Through Collateralized Mtg.
Obligations, Series 2004-9, Cl. A3,
4.70%, 8/25/34                                  1,326,445        1,327,519
---------------------------------------------------------------------------
Mastr Seasoned Securities Trust,
Collateralized Mtg. Obligations,
Series 2004-2, Cl. PT65, 6.50%,
12/1/34 4                                       1,189,000        1,224,484
---------------------------------------------------------------------------
Nomura Asset Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B,
6.59%, 3/15/30                                    380,000          411,268
---------------------------------------------------------------------------
Prudential Mortgage Capital Co. II
LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1,
Cl. A2, 7.306%, 10/6/15                           251,000          289,339
---------------------------------------------------------------------------
Washington Mutual Mortgage
Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series
2003-AR12, Cl. A2, 2.446%, 2/25/34 3                8,580            8,585
---------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities Trust, Collateralized Mtg.
Obligations:
Series 2004-DD, Cl. 2A1,
4.548%, 1/25/35                                   600,000          600,984
Series 2004-N, Cl. A10,
3.803%, 8/25/34 2                                 802,667          805,307
                                                            ---------------
Total Mortgage-Backed Obligations
(Cost $78,823,613)                                              79,076,689

---------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--4.3%
---------------------------------------------------------------------------
Federal Home Loan Bank Bonds,
3.125%, 9/15/06                                   915,000          914,421
---------------------------------------------------------------------------
Federal Home Loan Bank Unsec.
Bonds, 2.75%, 10/15/06                            755,000          749,350


            11 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                PRINCIPAL            VALUE
                                                   AMOUNT       SEE NOTE 1
---------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
---------------------------------------------------------------------------
Federal National Mortgage Assn.
Unsec. Nts.:
4.25%, 7/15/07                              $     195,000   $      199,206
6%, 5/15/08                                     3,500,000        3,769,021
7.25%, 1/15/10-5/15/30                          1,785,000        2,097,979
---------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
7.125%, 5/1/30                                    509,000          635,200
Series A, 6.79%, 5/23/12                        3,937,000        4,540,007
---------------------------------------------------------------------------
U.S. Treasury Nts., 4.25%, 11/15/14               170,000          170,498
                                                            ---------------
Total U.S. Government Obligations
(Cost $13,120,960)                                              13,075,682

---------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.1%
---------------------------------------------------------------------------
United Mexican States Nts., 7.50%,
1/14/12 (Cost $302,559)                           300,000          340,950

---------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--12.8%
---------------------------------------------------------------------------
Aetna, Inc., 7.375% Sr. Unsec. Nts.,
3/1/06                                            595,000          619,579
---------------------------------------------------------------------------
Allied Waste North America, Inc.,
8.875% Sr. Nts., Series B, 4/1/08                 285,000          306,375
---------------------------------------------------------------------------
Allstate Financial Global Funding
LLC, 4.25% Nts., 9/10/08 7                        120,000          121,515
---------------------------------------------------------------------------
Allstate Life Global Funding II,
3.50% Nts., 7/30/07                               160,000          159,422
---------------------------------------------------------------------------
American Express Centurion Bank,
4.375% Nts., 7/30/09                              250,000          254,242
---------------------------------------------------------------------------
American Honda Finance Corp.,
3.85% Nts., 11/6/08 7                             360,000          359,314
---------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.50%
Sr. Unsec. Nts., 5/1/07 8                         475,000          516,202
---------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts., 12/15/30             520,000          685,002
---------------------------------------------------------------------------
Bank of America Corp., 4.875% Sr.
Unsec. Nts., 1/15/13                                7,000            7,133
---------------------------------------------------------------------------
Bankers Trust Corp., 7.375% Unsec.
Sub. Nts., 5/1/08                                  50,000           55,503
---------------------------------------------------------------------------
Beazer Homes USA, Inc., 8.625% Sr.
Unsec. Nts., 5/15/11                              295,000          323,025
---------------------------------------------------------------------------
Boeing Capital Corp., 5.65% Sr.
Unsec. Nts., 5/15/06                               45,000           46,417
---------------------------------------------------------------------------
British Telecommunications plc:
7.875% Nts., 12/15/05                             375,000          391,210
8.125% Nts., 12/15/10                             240,000          288,553
---------------------------------------------------------------------------
Canadian National Railway Co.,
4.25% Nts., 8/1/09                                 82,000           82,738
---------------------------------------------------------------------------
CenterPoint Energy, Inc.:
5.875% Sr. Nts., 6/1/08                           315,000          329,866
8.125% Unsec. Nts., Series B, 7/15/05             195,000          200,162
---------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr.
Unsec. Nts., 11/1/08                              580,000          651,757


                                                PRINCIPAL            VALUE
                                                   AMOUNT       SEE NOTE 1
---------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
---------------------------------------------------------------------------
Chesapeake Energy Corp., 7.50% Sr.
Nts., 6/15/14                               $     320,000   $      351,200
---------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec. Nts.,
5/15/07                                           700,000          752,435
---------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec.
Unsub. Nts., 4/2/12                               330,000          391,178
---------------------------------------------------------------------------
Citizens Communications Co.,
9.25% Sr. Nts., 5/15/11                           171,000          200,925
---------------------------------------------------------------------------
ConAgra Foods, Inc., 6% Nts.,
9/15/06                                           300,000          312,486
---------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub.
Nts., Series B, 6/1/05                             87,000           87,715
---------------------------------------------------------------------------
Cox Communications, Inc., 7.875%
Unsec. Nts., 8/15/09                              390,000          443,076
---------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts.,
10/15/08                                          305,000          329,121
---------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts.,
1/15/14                                           295,000          305,325
---------------------------------------------------------------------------
DaimlerChrysler North America
Holding Corp., 4.75% Unsec. Nts.,
1/15/08                                           590,000          603,020
---------------------------------------------------------------------------
Delphi Automotive Systems Corp.,
6.50% Nts., 5/1/09                                355,000          365,224
---------------------------------------------------------------------------
Deutsche Telekom International
Finance BV, 8.50% Unsub. Nts.,
6/15/10                                           420,000          500,935
---------------------------------------------------------------------------
Dominion Resources, Inc., 8.125%
Sr. Unsub. Nts., 6/15/10                          365,000          430,100
---------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub.
Nts., 6/1/06                                      270,000          281,165
---------------------------------------------------------------------------
Duke Capital LLC, 5.668% Nts.,
8/15/14                                           310,000          320,465
---------------------------------------------------------------------------
Federated Department Stores, Inc.,
6.625% Sr. Unsec. Nts., 9/1/08                    405,000          441,257
---------------------------------------------------------------------------
FedEx Corp., 2.65% Unsec. Nts.,
4/1/07                                            655,000          641,869
---------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A,
11/15/06                                          225,000          232,376
7.375% Sr. Unsub. Nts., Series C,
11/15/31                                          260,000          297,848
---------------------------------------------------------------------------
Food Lion, Inc., 7.55% Nts., 4/15/07              400,000          434,619
---------------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec.
Unsub. Debs., 3/1/30                              100,000          117,591
---------------------------------------------------------------------------
Ford Motor Credit Co., 7.375% Nts.,
10/28/09                                          110,000          118,774
---------------------------------------------------------------------------
France Telecom SA:
7.95% Sr. Unsec. Nts., 3/1/06                     230,000          241,559
8.50% Sr. Unsec. Nts., 3/1/11                     325,000          388,171
9.25% Sr. Unsec. Nts., 3/1/31 3                    75,000          101,970


            12 | TOTAL RETURN PORTFOLIO

                                                PRINCIPAL            VALUE
                                                   AMOUNT       SEE NOTE 1
---------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
---------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts.,
4/15/08                                     $     215,000   $      214,656
---------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07 2                             171,000          184,680
10.55% Unsub. Nts., 12/15/08                       69,000           84,353
---------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts.,
11/30/07                                          470,000          471,824
---------------------------------------------------------------------------
General Motors Acceptance Corp.,
7.25% Nts., 3/2/11                              1,090,000        1,142,601
---------------------------------------------------------------------------
General Motors Corp., 8.375% Sr.
Unsec. Debs., 7/15/33                              15,000           15,584
---------------------------------------------------------------------------
Hartford Financial Services Group,
Inc. (The), 2.375% Nts., 6/1/06                   175,000          171,859
--------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10            665,000          682,329
---------------------------------------------------------------------------
Hilton Hotels Corp., 7.95% Sr. Nts.,
4/15/07                                           225,000          244,857
---------------------------------------------------------------------------
Household Finance Corp., 8.875% Sr.
Unsec. Nts., 2/15/06                              335,000          354,720
---------------------------------------------------------------------------
Hutchison Whampoa International
Ltd., 7.45% Sr. Bonds, 11/24/33 7                 250,000          278,144
---------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr.
Sec. Nts., 11/14/08 2,3                           265,000          299,450
---------------------------------------------------------------------------
iStar Financial, Inc.:
4.875% Sr. Unsec. Nts., Series B,
1/15/09                                           270,000          274,304
8.75% Sr. Unsec. Nts., 8/15/08                    195,000          222,538
---------------------------------------------------------------------------
J.C. Penney Co., Inc., 8% Nts., 3/1/10            585,000          671,288
---------------------------------------------------------------------------
John Hancock Global Funding II,
7.90% Nts., 7/2/10 7                              288,000          337,595
---------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr.
Unsec. Nts., 9/1/12                               365,000          401,810
---------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07             725,000          751,434
---------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts.,
8/15/07                                           445,000          488,317
---------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts.,
Series B, 5/15/09                                 495,000          561,926
---------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.,
7% Nts., 2/1/08                                   375,000          410,005
---------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr.
Sub. Nts., 2/15/08                                 60,000           64,827
---------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts.,
3/1/13                                            285,000          302,303
---------------------------------------------------------------------------
Liberty Media Corp., 3.50% Nts.,
9/25/06                                           265,000          263,637
---------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr.
Nts., 8/15/14                                     300,000          308,807
---------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.,
5.375% Nts., 7/15/14                              115,000          112,569
---------------------------------------------------------------------------
May Department Stores Co., 3.95%
Nts., 7/15/07                                      41,000           41,094


                                                PRINCIPAL            VALUE
                                                   AMOUNT       SEE NOTE 1
---------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
---------------------------------------------------------------------------
MBNA America Bank NA, 5.375%
Nts., 1/15/08                               $     470,000   $      491,228
---------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875%
Unsec. Unsub. Nts., 11/1/06                        81,000           85,775
---------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4.125%
Nts., 9/10/09                                     625,000          625,232
---------------------------------------------------------------------------
MidAmerican Energy Holdings Co.,
5.875% Sr. Unsec. Nts., 10/1/12                   655,000          695,146
---------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                430,000          480,285
---------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts.,
12/15/11                                           40,000           44,037
---------------------------------------------------------------------------
Nationwide Financial Services, Inc.,
5.90% Nts., 7/1/12                                345,000          364,859
---------------------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                45,000           44,616
7.875% Sr. Unsec. Nts., 11/15/10                  475,000          559,070
---------------------------------------------------------------------------
Northrop Grumman Corp., 7.125%
Sr. Nts., 2/15/11                                 390,000          448,132
---------------------------------------------------------------------------
Petroleos Mexicanos, 9.50% Sr. Sub.
Nts., 9/15/27                                     200,000          251,500
---------------------------------------------------------------------------
PF Export Receivables Master Trust,
3.748% Sr. Nts., Series B, 6/1/13 7               224,249          217,740
---------------------------------------------------------------------------
Prudential Holdings LLC, 8.695%
Bonds, Series C, 12/18/23 7                       510,000          649,296
---------------------------------------------------------------------------
Prudential Insurance Co. of America,
8.30% Nts., 7/1/25 7                              730,000          934,766
---------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%
Unsec. Nts., 4/16/07 2                            315,000          334,688
---------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts.,
7/16/07                                           575,000          588,967
---------------------------------------------------------------------------
Spieker Properties LP, 6.75% Unsec.
Unsub. Nts., 1/15/08                              485,000          526,033
---------------------------------------------------------------------------
Sprint Capital Corp.:
7.125% Sr. Unsec. Nts., 1/30/06                   300,000          312,115
8.75% Nts., 3/15/32                               270,000          360,831
---------------------------------------------------------------------------
Starwood Hotels & Resorts
Worldwide, Inc., 7.375% Nts., 5/1/07              190,000          203,538
---------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                 315,000          318,180
7.75% Unsec. Sub. Nts., 5/1/10                     28,000           32,556
---------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr.
Unsec. Debs., 2/1/12                              560,000          722,807
---------------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr. Unsec.
Nts., 12/1/07                                     255,000          295,163
---------------------------------------------------------------------------
Telefonos de Mexico SA de CV,
4.50% Nts., 11/19/08                              255,000          257,337
---------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125%
Debs., 1/15/13                                    375,000          482,801
---------------------------------------------------------------------------
Time Warner Entertainment Co. LP,
10.15% Sr. Nts., 5/1/12                           185,000          243,035


            13 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                PRINCIPAL            VALUE
                                                   AMOUNT       SEE NOTE 1
---------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
---------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts.,
12/1/11                                     $     295,000   $      327,450
---------------------------------------------------------------------------
TXU Corp., 4.80% Nts., 11/15/09 7                 275,000          275,782
---------------------------------------------------------------------------
Tyco International Group SA:
6.375% Sr. Unsec. Unsub. Nts., 2/15/06            420,000          434,111
6.75% Sr. Unsub. Nts., 2/15/11                    203,000          227,808
---------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                   81,000           79,961
3.50% Sr. Unsec. Nts., 10/15/07                   425,000          420,260
---------------------------------------------------------------------------
Volkswagen Credit, Inc., 2.33% Nts.,
7/21/05 3,7                                       615,000          615,052
---------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec.
Unsub. Nts., 6/15/07                              590,000          612,903
---------------------------------------------------------------------------
Walt Disney Co. (The), 5.375% Sr.
Unsec. Nts., 6/1/07                               395,000          410,836
---------------------------------------------------------------------------
Waste Management, Inc.:
7% Sr. Nts., 7/15/28                              105,000          118,790
7.125% Sr. Unsec. Nts., 10/1/07                   350,000          380,371
7.75% Sr. Unsec. Nts., 5/15/32                    100,000          124,237
---------------------------------------------------------------------------
Weyerhaeuser Co., 5.50% Unsec.
Unsub. Nts., 3/15/05                              132,000          132,614
---------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec.
Nts., 4/15/06                                     610,000          648,194
                                                            ---------------
Total Non-Convertible Corporate
Bonds and Notes (Cost $37,554,698)                              38,824,032

---------------------------------------------------------------------------
STRUCTURED NOTES--0.9%
---------------------------------------------------------------------------
Deutsche Bank AG, COUNTS Corp.
Sec. Credit Linked Nts., Series 2003-1,
3.78%, 1/7/05 2,3 (Cost $2,650,000)             2,650,000        2,642,050

---------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.7%
---------------------------------------------------------------------------
Undivided interest of 0.35% in joint
repurchase agreement (Principal Amount/
Value $1,443,703,000, with a maturity
value of $1,443,962,867) with UBS Warburg
LLC, 2.16%, dated 12/31/04, to be
repurchased at $5,091,916 on 1/3/05,
collateralized by Federal National Mortgage
Assn., 5%-6%, 4/1/34-10/1/34, with a value
of $1,474,609,071 (Cost $5,091,000)             5,091,000        5,091,000

---------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $324,686,897)                                 113.2%     342,768,095
---------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                     (13.2)     (39,879,357)
                                            -------------------------------
NET ASSETS                                          100.0%  $  302,888,738
                                            ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid security. The aggregate value of illiquid securities as of December 31, 2004 was $8,354,943, which represents 2.76% of the Portfolio's net assets. See Note 7 of Notes to Financial Statements.

3. Represents the current interest rate for a variable or increasing rate security.

4. When-issued security or forward commitment to be delivered and settled after December 31, 2004. See Note 1 of Notes to Financial Statements.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $2,273,304 or 0.75% of the Portfolio's net assets as of December 31, 2004.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $288,409 or 0.10% of the Portfolio's net assets as of December 31, 2004.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $3,789,204 or 1.25% of the Portfolio's net assets as of December 31, 2004.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $217,348. See Note 5 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            14 | TOTAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------
Investments, at value (cost $324,686,897)--see
accompanying statement of investments                       $ 342,768,095
--------------------------------------------------------------------------
Cash                                                              385,399
--------------------------------------------------------------------------
Unrealized appreciation on swap contracts                          17,277
--------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $16,794,250 sold on a
when-issued basis or forward commitment)                       17,063,444
Interest, dividends and principal paydowns                      1,383,257
Futures margins                                                    75,595
Shares of capital stock sold                                        9,968
Other                                                               5,883
                                                            --------------
Total assets                                                  361,708,918

--------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $58,400,150 purchased on
a when-issued basis or forward commitment)                     58,638,128
Shares of capital stock redeemed                                  126,980
Directors' compensation                                             8,450
Shareholder communications                                          7,454
Transfer and shareholder servicing agent fees                         833
Other                                                              38,335
                                                            --------------
Total liabilities                                              58,820,180

--------------------------------------------------------------------------
NET ASSETS                                                  $ 302,888,738
                                                            ==============

--------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------
Par value of shares of capital stock                        $     225,982
--------------------------------------------------------------------------
Additional paid-in capital                                    408,536,428
--------------------------------------------------------------------------
Accumulated net investment income                               6,831,311
--------------------------------------------------------------------------
Accumulated net realized loss on investments                 (130,956,643)
--------------------------------------------------------------------------
Net unrealized appreciation on investments                     18,251,660
                                                            --------------
NET ASSETS--applicable to 225,982,201 shares of capital
stock outstanding                                           $ 302,888,738
                                                            ==============

--------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING
PRICE PER SHARE                                             $        1.34

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            15 | TOTAL RETURN PORTFOLIO

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------
Dividends                                                   $   4,344,881
--------------------------------------------------------------------------
Interest                                                        3,915,063
                                                            --------------
Total investment income                                         8,259,944

--------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------
Management fees                                                 1,946,204
--------------------------------------------------------------------------
Custodian fees and expenses                                        16,329
--------------------------------------------------------------------------
Accounting service fees                                            15,000
--------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                      10,000
--------------------------------------------------------------------------
Directors' compensation                                             9,389
--------------------------------------------------------------------------
Shareholder communications                                          6,335
--------------------------------------------------------------------------
Other                                                              40,159
                                                            --------------
Total expenses                                                  2,043,416
Less reduction to custodian expenses                               (1,616)
                                                            --------------
Net expenses                                                    2,041,800

--------------------------------------------------------------------------
NET INVESTMENT INCOME                                           6,218,144

--------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------
Net realized gain on:
Investments                                                    16,963,515
Closing of futures contracts                                      865,398
Swap contracts                                                    100,462
                                                            --------------
Net realized gain                                              17,929,375
--------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                     3,478,148
Futures contracts                                                  71,764
Swap contracts                                                     13,871
                                                            --------------
Net change in unrealized appreciation                           3,563,783

--------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $  27,711,302
                                                            ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            16 | TOTAL RETURN PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                 2004             2003
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                                                          $   6,218,144    $   6,718,387
--------------------------------------------------------------------------------------------------------------
Net realized gain                                                                 17,929,375        9,754,056
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                               3,563,783       43,445,647
                                                                               -------------------------------
Net increase in net assets resulting from operations                              27,711,302       59,918,090

--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                              (6,755,713)     (10,318,915)

--------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from capital stock transactions             (45,988,217)     (34,252,980)

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                        (25,032,628)      15,346,195
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                              327,921,366      312,575,171
                                                                               -------------------------------
End of period (including accumulated net investment income of $6,831,311
and $6,746,126, respectively)                                                  $ 302,888,738    $ 327,921,366
                                                                               ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            17 | TOTAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                     2004          2003           2002          2001          2000
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 1.25       $  1.07       $   1.29       $  1.45       $  1.75
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .03 1         .03            .04           .04           .07
Net realized and unrealized gain (loss)                      .09           .19           (.22)         (.14)         (.10)
                                                          ------------------------------------------------------------------
Total from investment operations                             .12           .22           (.18)         (.10)         (.03)
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.03)         (.04)          (.04)         (.06)         (.08)
Distributions from net realized gain                          --            --             --            --          (.19)
                                                          ------------------------------------------------------------------
Total dividends and/or distributions to shareholders        (.03)         (.04)          (.04)         (.06)         (.27)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $ 1.34       $  1.25       $   1.07       $  1.29       $  1.45
                                                          ==================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          9.47%        21.10%        (14.45)%       (6.94)%       (2.51)%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $  303       $   328       $    313       $   446       $   606
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                          $  311       $   313       $    370       $   509       $   791
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       2.00%         2.15%          2.79%         2.33%         2.97%
Total expenses                                              0.66% 4       0.67% 4        0.66% 4       0.65% 4       0.61% 4
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      144% 5        292%           149%          108%          123%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchase transactions and sales transactions of To Be Announced (TBA) mortgage-related securities of $739,617,290 and $758,374,784, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            18 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Total Return Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc. (the Company), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments, according to changing market conditions. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Portfolio invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Portfolio records a realized gain or loss when a structured note is sold or matures. As of December 31, 2004, the market value of these securities comprised 0.9% of the Portfolio's net assets and resulted in unrealized cumulative losses of $7,950.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2004, the Portfolio had purchased $58,400,150 of securities on a when-issued basis or forward commitment and sold $16,794,250 of securities issued on a when-issued basis or forward commitment.


            19 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      In connection with its ability to purchase or sell securities on a when-issued basis, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Portfolio records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Portfolio to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
  UNDISTRIBUTED     UNDISTRIBUTED             ACCUMULATED      OTHER INVESTMENTS
  NET INVESTMENT        LONG-TERM                    LOSS     FOR FEDERAL INCOME
  INCOME                     GAIN      CARRYFORWARD 1,2,3           TAX PURPOSES
  ------------------------------------------------------------------------------
  $7,030,445                  $--            $130,781,491            $17,882,995

1. As of December 31, 2004, the Portfolio had $130,781,491 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2004, details of the capital loss carryforwards were as follows:

                    EXPIRING
                    -------------------------
                    2009        $  60,757,600
                    2010           70,023,891
                                -------------
                    Total       $ 130,781,491
                                =============

2. During the fiscal year ended December 31, 2004, the Portfolio utilized $17,313,646 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended December 31, 2003, the Portfolio utilized $3,339,911 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or

            20 | TOTAL RETURN PORTFOLIO
net realized gain was recorded by the Portfolio. Accordingly, the following amounts have been reclassified for December 31, 2004. Net assets of the Portfolio were unaffected by the reclassifications.

           INCREASE TO              INCREASE TO
           ACCUMULATED          ACCUMULATED NET
           NET INVESTMENT         REALIZED LOSS
           INCOME                ON INVESTMENTS
           ------------------------------------
           $622,754                    $622,754

The tax character of distributions paid during the years ended December 31, 2004 and December 31, 2003 was as follows:

                                              YEAR ENDED           YEAR ENDED
                                       DECEMBER 31, 2004    DECEMBER 31, 2003
           ------------------------------------------------------------------
           Distributions paid from:
           Ordinary income                    $6,755,713          $10,318,915

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

           Federal tax cost of securities          $ 324,877,127
           Federal tax cost of other investments     (13,993,906)
                                                   --------------
           Total federal tax cost                  $ 310,883,221
                                                   ==============
           Gross unrealized appreciation           $  20,816,100
           Gross unrealized depreciation              (2,933,105)
                                                   --------------
           Net unrealized appreciation             $  17,882,995
                                                   ==============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Director. The Portfolio purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on


            21 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Portfolio has authorized 1.51 billion shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                            YEAR ENDED DECEMBER 31, 2004    YEAR ENDED DECEMBER 31, 2003
                                                  SHARES          AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------
Sold                                           1,689,841    $  2,138,861       4,700,517    $  5,228,306
Dividends and/or distributions reinvested      5,404,571       6,755,713      10,318,915      10,318,915
Redeemed                                     (43,457,996)    (54,882,791)    (44,620,806)    (49,800,201)
                                            -------------------------------------------------------------
Net decrease                                 (36,363,584)   $(45,988,217)    (29,601,374)   $(34,252,980)
                                            =============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the year ended December 31, 2004, were $402,615,479 and $430,957,763, respectively. There were purchases of $24,680,167 and sales of $26,403,162 of U.S. government and government agency obligations for the year ended December 31, 2004. In addition, there were purchases of $739,617,290 and sales of $758,374,784 of To Be Announced (TBA) mortgage-related securities.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee at an annual rate of 0.625% of the first $600 million of average daily net assets of the Portfolio and 0.45% of average daily net assets in excess of $600 million.

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Portfolio pays the Manager a fee of $1,500 per year for preparing and filing the Portfolio's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the year ended December 31, 2004, the Portfolio paid $10,000 to OFS for services to the Portfolio.

      Additionally, Portfolios offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.


            22 | TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

      The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2004, the Portfolio had outstanding futures contracts as follows:

                                                                                   UNREALIZED
                              EXPIRATION     NUMBER OF       VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION               DATES     CONTRACTS     DECEMBER 31, 2004    (DEPRECIATION)
----------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                  3/21/05           131          $147,737,500    $     147,218
U.S. Treasury Nts., 10 yr.       3/21/05            19             2,126,813            2,288
                                                                                --------------
                                                                                      149,506
                                                                                --------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.        3/31/05            93            19,492,219           18,951
U.S. Treasury Nts., 5 yr.        3/21/05           104            11,391,250          (15,273)
                                                                                --------------
                                                                                        3,678
                                                                                --------------
                                                                                $     153,184
                                                                                ==============

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS

The Portfolio may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Portfolio records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Portfolio at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).


            23 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS Continued

As of December 31, 2004, the Portfolio had entered into the following total return swap agreements:

                                                           PAID BY          RECEIVED BY
                                      NOTIONAL    THE PORTFOLIO AT     THE PORTFOLIO AT      TERMINATION     UNREALIZED
SWAP COUNTERPARTY                       AMOUNT   DECEMBER 31, 2004    DECEMBER 31, 2004            DATES   APPRECIATION
-----------------------------------------------------------------------------------------------------------------------
                                                                               Value of
                                                         One-Month      total return of
                                                     LIBOR less 50      Lehman Brothers
Deutsche Bank AG                    $1,860,000        basis points           CMBS Index           1/1/05   $      9,266
                                                                               Value of
                                                                        total return of
                                                         One-Month      Lehman Brothers
Goldman Sachs Capital Markets LP     1,860,000           LIBOR BBA           CMBS Index          3/31/05          8,011
                                                                                                           ------------
                                                                                                           $     17,277
                                                                                                           ============

Index abbreviations are as follows:

CMBS          Commercial Mortgage Backed Securities Markets
LIBOR         London-Interbank Offered Rate
LIBOR BBA     London-Interbank Offered Rate British Bankers Association

--------------------------------------------------------------------------------
7. ILLIQUID SECURITIES

As of December 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 31 present and former Directors or Trustees and 9 present and former officers of the funds. This complaint, filed in the U.S. District Court for the Southern District of New York on January 10, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability, and they have retained legal counsel to defend such suits. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


            24 | TOTAL RETURN PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF TOTAL RETURN PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of Total Return Portfolio, a series of Panorama Series Fund, Inc., including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. Additionally, an audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Total Return Portfolio as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
February 11, 2005


            25 | TOTAL RETURN PORTFOLIO

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record received information regarding all dividends and distributions paid to calendar year 2004. Regulations of the U.S. Treasury Department require the Portfolio to report this information to the Internal Revenue Service.

      Dividends of $0.0264 per share were paid to shareholders, respectively, on March 15, 2004, all of which was designated as ordinary income for federal income tax purposes.

      Dividends, if any, paid by the Portfolio during the fiscal year ended December 31, 2004 which are not designated as capital gain distributions should be multiplied by 57.55% to arrive at the amount eligible for the corporate dividend-received deduction.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Portfolio to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Portfolio has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies relating to securities ("portfolio proxies") held by the Portfolio. A description of the Portfolio's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.525.7048, (ii) on the Portfolio's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Portfolio is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Portfolio's Form N-PX filing is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Portfolio files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Portfolio's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


            26 | TOTAL RETURN PORTFOLIO

DIRECTORS AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY
FUND, LENGTH OF SERVICE, AGE     DIRECTOR; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY DIRECTOR
INDEPENDENT                      THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO
DIRECTORS                        80112-3924. EACH DIRECTOR SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION,
                                 RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,            Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company
Chairman of the Board            (since 1991), Centennial State Mortgage Company (since 1994), The El Paso Mortgage Company
of Directors (since 2003)        (since 1993), Transland Financial Services, Inc. (since 1997); Chairman of the following private
and Director (since 1999)        companies: Great Frontier Insurance agency) (since 1995), Ambassador Media Corporation and
Age: 67                          Broadway Ventures (since 1984); a director of the following public companies: Helmerich & Payne,
                                 Inc. (oil and gas drilling/production company) UNUMProvident (insurance company) (since 1991).
                                 is also a Director/Trustee of Campus Crusade for Christ and the Bradley Foundation. Formerly
                                 Mr. Armstrong a director of the following: Storage Technology Corporation (a publicly-held computer equipment company) (1991-February 2003), and International Family Entertainment
                                 (television channel) (1992-1997), Frontier Real Estate, Inc. (residential real estate brokerage)
                                 (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator
                                 (January 1979-January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                  Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Director (since 1996)            equity funds) (until February 2001); Chairman, President and Chief Executive Officer of A.G.
Age: 73                          Edwards Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc.
                                 and Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until
                                 March 1999); Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor) (until March 1999); and a Director (until March 2000) of A.G. Edwards & Sons and
                                 A.G. Edwards Trust Company. Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                 Formerly Assistant Secretary and a director (December 1991-April 1999) of Centennial Asset
Director (since 2002)            Management Corporation; President, Treasurer and a director (June 1989-April 1999) of
Age: 68                          Centennial Capital Corporation; Chief Executive Officer and a director of MultiSource
                                 Services, Inc. (March 1996-April 1999). Until April 1999 Mr. Bowen held several positions in subsidiary or affiliated companies of the Manager. Oversees 38 portfolios in the
                                 OppenheimerFunds complex.

EDWARD L. CAMERON,               A member of The Life Guard of Mount Vernon, George Washington's home (since June 2000).
Director (since 2002)            Formerly Director (March 2001-May 2002) of Genetic ID, Inc. and its subsidiaries (a
Age: 66                          privately held biotech company); a partner (July 1974-June 1999) with PricewaterhouseCoopers
                                 LLP (an accounting firm); and Chairman (July 1994-June 1998) of Price Waterhouse LLP Global
                                 Investment Management Industry Services Group. Oversees 38 portfolios in the
                                 OppenheimerFunds complex.

JON S. FOSSEL,                   Director (since February 1998) of Rocky Mountain Elk Foundation (a not-for-profit
Director (since 1997)            foundation); a director (since 1997) of Putnam Lovell Finance (finance company); a director
Age: 63                          (since June 2002) of UNUMProvident (an insurance company). Formerly a director (October
                                 1999-October 2003) of P.R. Pharmaceuticals (a privately held company); Chairman and a director (until October 1996) and President and Chief Executive Officer (until October 1995)
                                 of the Manager; President, Chief Executive Officer and a director (until October 1995) of
                                 Oppenheimer Acquisition Corp., Shareholders Services Inc. and Shareholder Financial
                                 Services, Inc. Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                    Director of Colorado Uplift (a non-profit charity) (since September 1984). Formerly (until
Director (since 1996)            October 1994) Mr. Freedman held several positions in subsidiary or affiliated companies of
Age: 64                          the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.


            27 | TOTAL RETURN PORTFOLIO

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BEVERLY L. HAMILTON,             Trustee of Monterey International Studies (an educational organization) (since February
Director (since 2002)            2000); a director of The California Endowment (a philanthropic organization) (since April
Age: 58                          2002) and of Community Hospital of Monterey Peninsula (educational organization) (since
                                 February 2002); a director of America Funds Emerging Markets Growth Fund (since October
                                 1991) (an investment company); an advisor to Credit Suisse First Boston's Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller
                                 Foundation and of the University of Michigan. Formerly, Trustee of MassMutual Institutional
                                 Funds (open-end investment company) (1996-May 2004); a director of MML Series Investment
                                 Fund (April 1989-May 2004) and MML Services (April 1987-May 2004) (investment companies);
                                 member of the investment committee (2000-2003) of Hartford Hospital; an advisor (2000-2003)
                                 to Unilever (Holland)'s pension fund; and President (February 1991-April 2000) of ARCO
                                 Investment Management Company. Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                Chairman, Chief Executive Officer and Director of Steele Street State Bank (a commercial
Director (since 2002)            banking entity) (since August 2003); director of Colorado UpLIFT (a non-profit organization)
Age: 60                          (since 1986); trustee (since 2000) of the Gallagher Family Foundation (non-profit organization). Formerly, Chairman of U.S. Bank-Colorado (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,) (July 1996-April 1, 1999), a director of: Commercial
                                 Assets, Inc. (a REIT) (1993-2000), Jones Knowledge, Inc. (a privately held company)
                                 (2001-July 2004) and U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004).
                                 Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,        Trustee of MassMutual Institutional Funds (since 1996) and MML Series Investment Fund (since
Director (since 2002)            1987) (both open-end investment companies) and the Springfield Library and Museum
Age: 62                          Association (since 1995) (museums) and the Community Music School of Springfield (music school) (since 1996); Trustee (since 1987), Chairman of the Board (since 2003) and Chairman of the investment committee (since 1994) for the Worcester Polytech Institute (private university); and President and Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable fund). Formerly, member of the investment committee of the Community
                                 Foundation of Western Massachusetts (1998 - 2003); Chairman (January 1999-July 1999) of SIS
                                 & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank); and Executive Vice President
                                 (January 1999-July 1999) of Peoples Heritage Financial Group, Inc. (commercial bank).
                                 Oversees 38 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR              THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY
AND OFFICER                      STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE TERM, UNTIL
                                 HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                  Chairman, Chief Executive Officer and director (since June 2001) and President (since
President and Director           September 2000) of the Manager; President and a director or trustee of other Oppenheimer
(since 2002)                     funds; President and a director (since July 2001) of Oppenheimer Acquisition Corp. (the
Age: 55                          Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director (since November 2001) of OppenheimerFunds
                                 Distributor, Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001)
                                 of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of OppenheimerFunds
                                 Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset
                                 Management, Inc., Centennial Asset Management Corporation, Trinity Investment Management
                                 Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView Asset
                                 Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since
                                 November 1, 2001) and a director (since July 2001) of Oppenheimer Real Asset Management,
                                 Inc.; Executive Vice President (since February 1997) of Massachusetts Mutual Life Insurance
                                 Company (the Manager's parent company); a director (since June 1995) of DLB Acquisition
                                 Corporation (a holding company that owns the shares of Babson Capital Management LLC); a member of the Investment Company Institute's Board of Governors (elected to serve from
                                 October 3, 2003 through September 30, 2006). Formerly, Chief Operating Officer (September
                                 2000-June 2001) of the Manager; President and trustee (November 1999-November 2001) of MML
                                 Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance Company; President, Chief
                                 Executive Officer and director (September 1999-August 2000) of MML Bay State Life Insurance
                                 Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank
                                 (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 62 portfolios as
                                 Trustee/Director and 21 additional portfolios as Officer in the OppenheimerFunds complex.


            28 | TOTAL RETURN PORTFOLIO

-----------------------------------------------------------------------------------------------------------------------------
OFFICERS                         THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. BISBEY,
                                 MANIOUDAKIS AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
                                 NY 10281-1008, FOR MESSRS. VANDEHEY AND WIXTED 6803 S. TUCSON WAY, CENTENNIAL, CO
                                 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNA-
                                 TION, DEATH OR REMOVAL.

PATRICK M. BISBEY,               Vice President (since November 1990), Managing Director (since June 1992), Manager of
Vice President and               Trading and Portfolio Operations (since January, 1984) and Director (since November 2001) of
Portfolio Manager                Trinity Investment Management Corporation, a wholly-owned subsidiary of OppenheimerFunds,
(since 2000)                     Inc.'s immediate parent, Oppenheimer Acquisition Corp.; an officer of 1 portfolio in the
Age: 46                          OppenheimerFunds complex.

ANGELO MANIOUDAKIS,              Senior Vice President of the Manager (since April 2002), of HarbourView Asset Management
Vice President and               Corporation (since April, 2002 and of OFI Institutional Asset Management, Inc. (since June
Portfolio Manager                2002); an officer of 15 portfolios in the OppenheimerFunds complex. Formerly Executive
(since 2002)                     Director and portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley
Age: 38                          Investment Management (August 1993-April 2002).

BRIAN W. WIXTED,                 Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer of
Treasurer (since 1999)           HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder
Age: 45                          Services, Inc., Oppenheimer Real Asset Management Corporation, and Oppenheimer Partnership
                                 Holdings, Inc. (since March 1999), of OFI Private Investments, Inc. (since March 2000), of
                                 OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), of OFI
                                 Institutional Asset Management, Inc. (since November 2000), and of OppenheimerFunds Legacy
                                 Program (a Colorado non-profit corporation) (since June 2003); Treasurer and Chief Financial
                                 Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager);
                                 Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. Formerly Assistant
                                 Treasurer of Centennial Asset Management Corporation (March 1999-October 2003) and
                                 OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief Operating
                                 Officer (March 1995-March 1999) at Bankers Trust Company-Mutual Fund Services Division. An
                                 officer of 83 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                  Executive Vice President (since January 2004) and General Counsel (since February 2002) of
Vice President and               the Manager; General Counsel and a director (since November 2001) of the Distributor;
Secretary (since 2001)           General Counsel (since November 2001) of Centennial Asset Management Corporation; Senior
Age: 56                          Vice President and General Counsel (since November 2001) of HarbourView Asset Management
                                 Corporation; Secretary and General Counsel (since November 2001) of Oppenheimer Acquisition
                                 Corp.; Assistant Secretary and a director (since October 1997) of OppenheimerFunds
                                 International Ltd. and OppenheimerFunds plc; Vice President and a director (since November
                                 2001) of Oppenheimer Partnership Holdings, Inc.; a director (since November 2001) of
                                 Oppenheimer Real Asset Management, Inc.; Senior Vice President, General Counsel and a
                                 director (since November 2001) of Shareholder Financial Services, Inc., Shareholder
                                 Services, Inc., OFI Private Investments, Inc. and OFI Trust Company; Vice President (since
                                 November 2001) of OppenheimerFunds Legacy Program; Senior Vice President and General Counsel
                                 (since November 2001) of OFI Institutional Asset Management, Inc.; a director (since June
                                 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior Vice President (May 1985-December
                                 2003), Acting General Counsel (November 2001-February 2002) and Associate General Counsel
                                 (May 1981-October 2001) of the Manager; Assistant Secretary of Shareholder Services, Inc.
                                 (May 1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                 2001); and OppenheimerFunds International Ltd. (October 1997-November 2001). An officer of
                                 83 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                Senior Vice President and Chief Compliance Officer (since March 2004) of the Manager; Vice
Vice President and               President (since June 1983) of OppenheimerFunds Distributor, Inc., Centennial Asset
Chief Compliance Officer         Management Corporation and Shareholder Services, Inc. Formerly (until February 2004) Vice
(since 2004)                     President and Director of Internal Audit of OppenheimerFunds, Inc. An officer of 83
Age: 54                          portfolios in the OppenheimerFunds complex.

THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.981.2871.


            29 | TOTAL RETURN PORTFOLIO

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Directors of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Directors pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $25,500 in fiscal 2004 and $24,500 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $35,859 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include: internal control reviews.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $5,548 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

        (d) All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $41,407 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

        Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The registrant's Board of Directors has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of this calendar year. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves solo discretion to determine the candidates for directors and independent directors to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new directors except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board of Directors of the registrant, or to an individual Director c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at WWW.OPPENHEIMERFUNDS.COM under the caption "contact us." If your correspondence is intended for a particular Director, please indicate the name of the Director for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Directors as group, or to an individual Director. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)